14005240

NASDAQ®
THE NASDAQ OMX GROUP

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC

FEB 19 2014

Washington, DC 20549

CERT NAS
File No. 001-32839

By Electronic Mail

February 19, 2014

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on February 12, 2014 The Nasdaq Stock Market (the "Exchange") received from **Peregrine Pharmaceuticals, Inc.** (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

10.50% Series E Convertible Preferred Stock, $0.001 par value per share

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery